Loans and Allowance for Loan Losses - Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 1,169,225	$ 1,146,627
Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	78,086	62,728
Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	6,490	2,169
Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,535	3,064
Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	4,860	5,414
Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	91,971	73,375
Commercial, financial, and agricultural
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	199,022	207,720
Commercial, financial, and agricultural | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	16,288	8,871
Commercial, financial, and agricultural | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	3,249	53
Commercial, financial, and agricultural | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	532	570
Commercial, financial, and agricultural | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	982	1,857
Commercial, financial, and agricultural | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	21,051	11,351
Residential real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	23,035	28,610
Residential real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	763	588
Residential real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Residential real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	763	588
Residential real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	253,071	241,517
Residential real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	15,280	12,790
Residential real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,291	1,411
Residential real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,615	2,073
Residential real estate | Mortgages | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	2,241	2,720
Residential real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	21,427	18,994
Commercial real estate | Construction
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	84,998	106,784
Commercial real estate | Construction | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,484	4,063
Commercial real estate | Construction | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	273	0
Commercial real estate | Construction | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	0
Commercial real estate | Construction | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	137	153
Commercial real estate | Construction | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	8,894	4,216
Commercial real estate | Mortgages
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	576,635	529,536
Commercial real estate | Mortgages | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	37,271	36,408
Commercial real estate | Mortgages | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	677	702
Commercial real estate | Mortgages | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	352	377
Commercial real estate | Mortgages | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	1,359	474
Commercial real estate | Mortgages | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	39,659	37,961
Installment and other consumer
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	32,464	32,460
Installment and other consumer | Watch
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	8
Installment and other consumer | Substandard
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	0	3
Installment and other consumer | Performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	36	44
Installment and other consumer | Non-accrual and non-performing TDRs
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	141	210
Installment and other consumer | Total
Credit quality of the loan portfolio using internal rating system reflecting management's risk assessment
Financing receivable	$ 177	$ 265